Employee benefit obligations - Employee Benefit Expense (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Current service cost	SFr (5.3)	SFr (3.8)	SFr (3.4)
Past service cost	0.0	0.0	0.3
Employee benefit expenses	SFr (5.3)	SFr (3.8)	SFr (3.1)